Virtus Duff & Phelps Real Estate Securities Fund
Virtus Duff & Phelps Real Estate Securities Fund

Virtus Duff & Phelps Real Estate Securities Fund,

a series of Virtus Opportunities Trust

Supplement dated July 1, 2019 to the Summary Prospectus

and the Virtus Opportunities Trust Statutory Prospectus,

dated January 28, 2019, as supplemented

Important Notice to Investors

Effective July 1, 2019, the fund’s investment adviser, Virtus Investment Advisers, Inc., is implementing more favorable expense limitation arrangements with respect to the fund’s Class R6 Shares. These arrangements are described in more detail below.

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the information for Class R6 Shares in the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Virtus Duff & Phelps Real Estate Securities Fund Class R6
Management Fees	0.75%
Distribution and Shareholder Servicing (12b-1) Fees	none
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.95%
Less: Fee Waiver and/or Expense Reimbursement	(0.16%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.79%	[1]
[1]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.79% for Class R6 Shares through January 31, 2020. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, or at the time of recapture.

Under "Fees and Expenses" in the fund's summary prospectus and the summary section of the statutory prospectus, the row showing Class R6 Shares in the "Example" table is hereby replaced with the following:
Expense Example	Share Status	1 Year	3 Years	5 Years	10 Years
Virtus Duff & Phelps Real Estate Securities Fund | Class R6 | USD ($)	Sold	81	287	510	1,152

Expense Example, No Redemption	Share Status	1 Year	3 Years	5 Years	10 Years
Virtus Duff & Phelps Real Estate Securities Fund | Class R6 | USD ($)	Held	81	287	510	1,152

Investors should retain this supplement with the Prospectuses for future reference.